UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number              811-22946

                     Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)

      805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Name and address of agent for service)

Registrant's telephone number, including area code:       (301) 296-5100

Date of fiscal year end:  September 30

Date of reporting period: October 1, 2014 – December 31, 2014

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
EXCHANGE-TRADED FUNDS† - 2.4%
Guggenheim BulletShares 2015 Corporate Bond ETF1	732,600	$15,875,735
Total Exchange-Traded Funds
(Cost $16,007,310)		15,875,735
	Face
	Amount	Value
SHORT TERM INVESTMENTS – 6.4%
ASSET BACKED SECURITIES†† - 6.2%
John Deere Owner Trust 2014-B
2014-B, 0.21% due 09/24/15	12,591,694	12,591,693
CNH Equipment Trust 2014-B
2014-B, 0.19% due 06/15/15	6,786,148	6,786,148
GM Financial Automobile Leasing Trust 2014-2
2014-2A, 0.25% due 09/21/153	4,693,056	4,693,057
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.24% due 08/17/153	4,589,831	4,565,505
MMAF Equipment Finance LLC 2014-A
2014-AA, 0.20% due 07/02/153	3,573,537	3,573,537
SHORT TERM INVESTMENTS – 6.4% (continued)
ASSET BACKED SECURITIES†† - 6.2% (continued)
Dell Equipment Finance Trust 2014-1
2014-1, 0.26% due 08/14/153	3,161,098	3,161,098
Fifth Third Auto Trust 2014-2
2014-2, 0.19% due 06/15/15	2,066,074	2,066,074
Ford Credit Auto Lease Trust 2014-B
2014-B, 0.18% due 08/15/153	1,960,394	1,960,394
Honda Auto Receivables 2014-2 Owner Trust
2014-2, 0.18% due 05/18/15	1,690,293	1,690,293
AmeriCredit Automobile Receivables Trust 2014-2
2014-2, 0.21% due 06/08/15	124,303	124,303
Total Asset Backed Securities
(Cost $41,212,102)		41,212,102
MONEY MARKET FUND† - 0.2%	Shares	Value
Dreyfus Treasury Prime Cash
Management Institutional Shares	1,606,573	1,606,573
Total Money Market Fund
(Cost $1,606,573)		1,606,573
Total Short Term Investments
(Cost $42,818,675)		42,818,675
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 45.0%
Lockwood Grove CLO Ltd.
2014-1A, 1.60% due 01/25/242,3	$17,750,000	$17,696,750
SPST
2013-2, 1.16% due 03/13/15	12,850,000	12,850,000
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.13% due 10/15/262,3	12,000,000	11,972,399
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.13% due 04/28/262,3	11,000,000	10,916,400
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/242,†††	10,500,000	10,473,750
MCF CLO I LLC
2013-1A, 1.88% due 04/20/232,3	10,000,000	9,958,000
ACAs CLO Ltd.
2014-1AR, 2.57% due 09/20/232,3	10,000,000	9,880,000
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.08% due 04/15/25,2,3	9,900,000	9,859,410
Telos CLO 2014-5 Ltd.
2014-5A, 1.78% due 04/17/252,3	9,900,000	9,833,670
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.55% due 11/21/402,3	9,328,418	9,098,939
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.13% due 10/25/262,3	8,750,000	8,727,250
Structured Asset Investment Loan Trust
2005-1, 0.89% due 02/25/352,3	5,300,000	5,020,414
2005-2, 0.90% due 03/25/352	3,600,000	3,335,393
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.68% due 01/16/262,3	8,250,000	8,160,900
Face
	Amount	Value
ASSET BACKED SECURITIES†† - 45.0% (continued)
Macquarie Equipment Funding Trust 2014-A
2014-A, 0.26% due 09/21/153	$7,588,889	7,588,836
Madison Park Funding VIII Ltd.
2014-8AR, 2.43% due 04/22/222,3	7,550,000	$7,506,965
GSAMP Trust
2005-HE6, 0.61% due 11/25/352	8,055,000	7,423,617
Highbridge Loan Management 2012-1 Ltd.
2014-1AR, 2.50% due 09/20/222,3	7,500,000	7,387,500
GCAT 2014-2 LLC
2014-2, 3.72% due 10/25/193	7,359,474	7,328,086
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.58% due 10/17/163	6,250,000	6,216,250
Lime Street CLO Corp.
2007-1A, 1.20% due 06/20/212,3	6,000,000	5,677,800
Babson CLO Ltd.
2007-1X, 0.46% due 01/18/21	5,623,059	5,582,573
Centurion CDO 9 Ltd.
2005-9A, 0.48% due 07/17/192,3	5,584,627	5,480,753
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.07% due 10/22/262,3	5,490,000	5,452,668
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 1.35% due 06/02/252,3	5,500,000	5,386,150
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 2.28% due 07/15/232,3	5,300,000	5,226,330
Neuberger Berman CLO XII Ltd.
2014-12AR, 2.33% due 07/25/232,3	5,350,000	5,223,205
Ares XXIII CLO Ltd.
2014-1AR, 2.43% due 04/19/232,3	5,225,000	5,152,373
Park Place Securities Incorporated Series
2005-WHQ2, 0.63% due 05/25/352	5,500,000	5,125,780
Copper River CLO Ltd.
2007-1A, 0.49% due 01/20/212,3	4,953,649	4,902,131
NYLIM Flatiron CLO 2006-1 Ltd.
2006-1X, 0.47% due 08/08/20	3,120,724	3,108,241
2006-1A, 1.70% due 08/08/202,3	1,750,000	1,667,225

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 45.0% (continued)
Encore Credit Receivables Trust
2005-4, 0.61% due 01/25/362	$4,850,000	$4,468,009
Race Point III Clo Ltd.
2006-3, 1.88% due 04/15/202,3	4,305,000	4,217,178
Baker Street CLO II Ltd.
2006-1A, 0.96% due 10/15/192,3	3,750,000	3,605,625
ALM XIV Ltd.
2014-14A, 2.33% due 07/28/262,3	3,500,000	3,405,850
Structured Asset Securities Corporation Mortgage Loan Trust 2006-NC1
2006-NC1, 0.31% due 05/25/362	3,387,787	3,225,661
Flagship CLO VI
2007-1A, 2.64% due 06/10/212,3	3,250,000	3,151,850
AMMC CLO 15 Ltd.
2014-15A, 1.54% due 12/09/262,3	3,000,000	2,976,000
CFIP CLO 2014-1 Ltd.
2014-1A, 1.70% due 04/13/252,3	3,000,000	2,968,800
Cent CLO 16, LP
2014-16AR, 2.68% due 08/01/242,3	3,000,000	2,957,100
Madison Park Funding V Ltd.
2007-5A, 1.68% due 02/26/212,3	3,000,000	2,854,200
TICP CLO II Ltd.
2014-2A, 2.28% due 07/20/262,3	2,450,000	2,386,055
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.83% due 07/25/252,3	2,000,000	1,984,400
TICP CLO I Ltd.
2014-1A, 1.73% due 04/26/262,3	2,000,000	1,981,600
LCM X, LP
2014-10AR, 3.08% due 04/15/222,3	2,000,000	1,977,800
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.68% due 04/24/262,3	2,000,000	1,977,400
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 45.0% (continued)
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.42% due 12/25/352	$1,933,087	$1,891,649
SHACKLETON 2013-IV CLO Ltd.
2013-4A, 2.23% due 01/13/252,3	1,850,000	1,787,285
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.61% due 07/10/172,†††	1,733,199	1,691,429
2006-3A, 1.88% due 07/20/182,3	1,700,000	1,679,090
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.18% due 10/20/212,3	1,500,000	1,493,100
Comstock Funding Ltd.
2006-1A, 1.98% due 05/30/202,3	1,300,000	1,271,790
Sands Point Funding Ltd.
2006-1A, 0.49% due 07/18/202,3	1,115,119	1,113,001
Chrysler Capital Auto Receivables Trust 2013-B
2013-BA, 0.56% due 12/15/163	955,011	955,416
Accredited Mortgage Loan Trust
2007-1, 0.30% due 02/25/372	897,712	851,539
Southfork CLO Ltd.
2005-1A, 1.28% due 02/01/172,3	750,000	746,100
Ally Auto Receivables Trust 2012-3
2012-3, 0.85% due 08/15/16	635,894	636,512
Total Asset Backed Securities
(Cost $298,669,660)		297,474,197
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.1%
CSMC Series 2014-9R
2014-9R,0.29% due 06/27/362,3	21,090,883	20,230,376
CDGJ Commercial Mortgage Trust 2014-BXCH
2014-BXCH,2.00% due 12/15/272,3	20,000,000	20,006,500
CSMC Series 2014-7R
2014-7R,0.31% due 10/27/362,3	11,742,945	10,993,746
2014-7R,0.32% due 12/27/372,3	8,993,122	8,464,326
Banc of America Funding 2012-R4 Trust
2012-R4,0.43% due 03/04/392,3,†††	16,326,539	16,014,702
COMM 2014-FL4 Mortgage Trust
2014-FL4,1.52% due 07/13/312,3	12,830,000	12,812,358
2014-FL4,1.11% due 07/13/312,3	1,022,284	1,019,587

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 30.1% (continued)
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5
2014-FL5,1.14% due 07/15/312,3	$13,500,000	$13,514,228
CSMC Series 2014-ICE
2014-ICE,2.31% due 04/15/272,3	10,885,000	10,819,146
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS,0.96% due 06/15/282,3	10,000,000	9,991,650
CSMC Series 2014-5R
2014-5R,0.40% due 04/27/372,3	9,935,000	9,358,770
GSMSC Resecuritization Trust 2014-3R
2014-3R,0.35% due 11/26/362,†††	8,639,179	8,368,772
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,2.21% due 08/15/312,3	3,365,000	3,349,575
2014-FL2,1.16% due 08/15/312,3	3,150,000	3,147,537
2014-FL2,1.61% due 08/15/312,3	1,800,000	1,802,596
CSMC Series 2014-2R
2014-2R,0.37% due 02/27/462,3	7,545,025	7,036,725
BLCP Hotel Trust 2014-CLRN
2014-CLRN,1.51% due 08/15/292,3	7,000,000	7,007,126
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5,2.26% due 07/15/312,3	6,600,000	6,597,736
CSMC Series 2014-6R
2014-6R,0.35% due 09/27/362,3	6,702,784	6,359,950
Resource Capital Corporation 2014-CRE2 Ltd.
2014-CRE2,1.21% due 04/15/322,3	6,350,000	6,343,047
CSMC Series 2014-4R
2014-4R,0.32% due 12/27/362,3	6,018,155	5,788,345
FREMF 2012-K501 Mortgage Trust
2012-K501,3.46% due 11/25/462,3	3,668,000	3,723,104
LSTAR Securities Investment Trust
2014-1,3.26% due 09/01/212,3,4	3,217,564	3,217,564
SRERS Funding Ltd.
2011-RS,0.41% due 05/09/462,3	1,894,343	1,804,362
CGBAM Commercial Mortgage Trust 2014-HD
2014-HD,2.16% due 02/15/312,3	1,500,000	1,493,495
Total Collateralized Mortgage Obligations
(Cost $200,069,826)		199,265,323
	Face
	Amount	Value
CORPORATE BONDS†† - 8.2%
Financial - 5.1%
Royal Bank of Scotland Group plc
1.20% due 03/31/172	$7,950,000	$7,974,565
American Tower Corp.
4.63% due 04/01/15	4,671,000	4,712,706
Citigroup, Inc.
1.19% due 07/25/162	4,620,000	4,649,263
Credit Suisse USA, Inc.
5.13% due 08/15/15	3,500,000	3,592,782
Macquarie Bank Ltd.
1.05% due 03/24/172,3	2,650,000	2,661,496
JPMorgan Chase & Co.
0.85% due 02/26/162	2,380,000	2,384,713
Nomura Holdings, Inc.
1.69% due 09/13/162	1,900,000	1,927,459
Goldman Sachs Group, Inc.
1.43% due 04/30/182	1,790,000	1,811,002
Bank of America Corp.
4.50% due 04/01/15	1,430,000	1,443,436
Ameriprise Financial, Inc.
5.65% due 11/15/15	1,350,000	1,404,458
Liberty Property, LP
5.13% due 03/02/15	1,000,000	1,006,909
Total Financial		33,568,789
Basic Materials - 1.9%
Glencore Funding LLC
1.40% due 05/27/162,3	6,845,000	6,879,116
Rio Tinto Finance USA plc
1.08% due 06/17/162	4,740,000	4,757,201
Anglo American Capital plc
1.18% due 04/15/162,3	1,000,000	1,001,006
Total Basic Materials		12,637,323
Utilities - 0.7%
PNM Resources, Inc.
9.25% due 05/15/15	4,500,000	4,625,550
Consumer, Cyclical - 0.5%
Ford Motor Credit Company LLC
7.00% due 04/15/15	3,420,000	3,478,848
Total Corporate Bonds
(Cost $54,312,859)		54,310,510
U.S. GOVERNMENT SECURITIES†† - 4.9%
United States Treasury Bill
0.00% due 01/08/155	12,100,000	12,099,976
0.00% due 01/15/155	10,000,000	9,999,910
0.00% due 01/29/155	10,000,000	9,999,810
Total United States Treasury Bill		32,099,696
Total U.S. Government Securities
(Cost $32,099,819)		32,099,696
	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 0.4%
Federal Home Loan Bank
0.00% due 01/16/155,6	$2,700,000	$2,699,955
Total Federal Agency Discount Notes
(Cost $2,699,955)		2,699,955

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face
	Amount	Value
COMMERICAL PAPER†† - 0.6%
Pall Corp.
0.50% due 01/05/15	$4,000,000	$3,999,778
Total Commercial Paper
(Cost $3,999,778)		3,999,778
Total Investments - 98.0%
(Cost $650,677,882)	$648,543,869
Other Assets & Liabilities, net - 2.0%	13,168,710
Total Net Assets - 100.0%	$661,712,579

†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted —See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Affiliated issuer.
2	Variable rate security. Rate indicated is rate effective at December 31, 2014.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the board of Trustees, unless otherwise noted. The total market value of 144A or Section 4(a)(2) securities is $456,201,804 (cost $458,172,739), or 68.9% of total net assets.

4	These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. These securities represent 0.5% of net assets as of December 31, 2014.

Restricted Securities	Acquisition Date	Cost	Value
LSTAR Securities Investment Trust 2014-1 3.25% due 09/01/21	9/25/2014	$ 3,217,564	$ 3,217,564
5	Zero coupon rate security.
6	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

plc	Public Limited Company

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Shares	Value
EXCHANGE-TRADED FUNDS† - 2.6%
Guggenheim BulletShares 2015 Corporate Bond ETF1	297,619	$6,449,523
Total Exchange-Traded Funds
(Cost $6,502,975)		6,449,523
SHORT-TERM INVESTMENTS – 5.1%
	Face
	Amount	Value
Asset Backed Securities†† - 4.9%
John Deere Owner Trust 2014-B
2014-B, 0.21% due 09/24/15	4,578,798	4,578,797
CNH Equipment Trust 2014-B
2014-B, 0.19% due 06/15/15	2,185,370	2,185,370
GM Financial Automobile Leasing Trust 2014-2
2014-2A, 0.25% due 09/21/153	1,564,352	1,564,352
MMAF Equipment Finance LLC 2014-A
2014-AA, 0.20% due 07/02/153	1,132,459	1,132,459
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.24% due 08/17/153	874,253	869,620
Dell Equipment Finance Trust 2014-1
2014-1, 0.26% due 08/14/153	823,667	823,667
Fifth Third Auto Trust 2014-2
2014-2, 0.19% due 06/15/15	614,238	614,238
Ford Credit Auto Lease Trust 2014-B
2014-B, 0.18% due 08/15/153	518,928	518,928
AmeriCredit Automobile Receivables Trust 2014-2
2014-2, 0.21% due 06/08/15	40,200	40,200
Total Asset Backed Securities
(Cost $12,332,265)		12,327,631
	Shares	Value
Money Market Fund† - 0.2%
Dreyfus Treasury Prime Cash Management Institutional Shares	379,304	379,304
Total Money Market Fund
(Cost $379,304)		379,304
Total Short-Term Investments
(Cost $12,711,569)		12,706,935
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 47.6%
Lockwood Grove CLO Ltd.
2014-1A, 1.60% due 01/25/242,3	6,750,000	6,729,750
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.13% due 10/15/262,3	4,000,000	3,990,799
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.15% due 04/28/262,3	2,700,000	2,679,480
2014-3A, 2.75% due 04/28/262,3	900,000	886,140
Babson CLO Ltd.
2007-1X, 0.46% due 01/18/21	3,561,270	3,535,629
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24†††,2	3,500,000	3,491,249
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.13% due 10/25/262,3	3,500,000	3,490,900
ACAs CLO Ltd.
2014-1AR, 2.57% due 09/20/232,3	3,500,000	3,458,000
SPST
2013-2, 1.16% due 03/13/152	3,350,000	3,350,000
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.85% due 04/15/252,3	2,000,000	1,994,800
2014-1A, 2.10% due 04/15/252,3	1,000,000	995,900
AMMC CLO 15 Ltd.
2014-15A, 1.54% due 12/09/262,3	3,000,000	2,976,000
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.55% due 11/21/402,3	3,045,185	2,970,274
Telos CLO 2014-5 Ltd.
2014-5A, 1.80% due 04/17/252,3	2,000,000	1,986,600
2014-5A, 2.40% due 04/17/252,3	750,000	728,475

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 47.6% (continued)
CFIP CLO 2014-1 Ltd.
2014-1A, 1.72% due 04/13/252,3	2,700,000	2,671,920
MCF CLO I LLC
2013-1A, 1.91% due 04/20/232,3	2,600,000	2,589,080
Structured Asset Investment Loan Trust
2005-1, 0.89% due 02/25/352,3	1,500,000	1,420,872
2005-2, 0.90% due 03/25/352	1,200,000	1,111,798
Macquarie Equipment Funding Trust 2014-A
2014-A, 0.26% due 09/21/153	2,529,630	2,529,612
NYLIM Flatiron CLO 2006-1 Ltd.
2006-1X, 0.47% due 08/08/20	1,820,422	1,813,141
2006-1A, 1.70% due 08/08/202,3	750,000	714,525
First Frankin Mortgage Loan Trust
2006-FF4, 0.35% due 03/25/362	2,586,456	2,470,922
Highbridge Loan Management 2012-1 Ltd.
2014-1AR, 2.50% due 09/20/222,3	2,500,000	2,462,500
GCAT 2014-2 LLC
2014-2, 3.72% due 10/25/193,7	2,453,158	2,442,695
GSAMP Trust
2005-HE6, 0.61% due 11/25/352	2,400,000	2,211,878
Lime Street CLO Corp.
2007-1A, 1.20% due 06/20/212,3	2,250,000	2,129,175
CCR Inc. MT100 Payment Rights Master Trust
2010-CX, 0.61% due 07/10/17†††,2	2,145,866	2,094,150
Madison Park Funding VIII Ltd.
2014-8AR, 2.46% due 04/22/222,3	2,100,000	2,088,030
Encore Credit Receivables Trust
2005-4, 0.61% due 01/25/362	2,150,000	1,980,664
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.07% due 10/22/262,3	1,850,000	1,837,420
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 47.6% (continued)
Centurion CDO 9 Ltd.
2005-9A, 0.51% due 07/17/192,3	1,861,542	1,826,918
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.58% due 10/17/163	1,750,000	1,740,550
Ares XXIII CLO Ltd.
2014-1AR, 2.46% due 04/19/232,3	1,750,000	1,725,675
Regatta V Funding Ltd.
2014-1A, 3.38% due 10/25/262,3	1,500,000	1,515,900
TICP CLO I Ltd.
2014-1A, 1.73% due 04/26/262,3	1,500,000	1,486,200
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.68% due 04/24/262,3	1,500,000	1,483,050
Marathon CLO VI Ltd.
2014-6A, 2.28% due 05/13/252,3	1,500,000	1,448,550
CIFC Funding 2007-II Ltd.
2007-2A, 1.85% due 04/15/212,3	1,500,000	1,431,900
Park Place Securities Incorporated Series
2005-WHQ2, 0.63% due 05/25/352	1,500,000	1,397,940
Regatta Funding Ltd.
2007-1A, 1.54% due 06/15/202,3	1,400,000	1,334,620
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 2.30% due 07/15/232,3	1,350,000	1,331,235
Copper River CLO Ltd.
2007-1A, 0.52% due 01/20/212,3	1,238,412	1,225,533
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 1.35% due 06/02/252,3	1,250,000	1,224,125
Baker Street CLO II Ltd.
2006-1A, 0.98% due 10/15/192,3	1,250,000	1,201,875
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.76% due 04/25/262,3	1,200,000	1,194,000
Venture VI CDO Ltd.
2006-1A, 1.71% due 08/03/202,3	1,200,000	1,139,160
LCM X, LP
2014-10AR, 3.10% due 04/15/222,3	1,100,000	1,087,790
Sands Point Funding Ltd.
2006-1A, 0.52% due 07/18/202,3	1,010,903	1,008,982

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 47.6% (continued)
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.70% due 01/16/262,3	1,000,000	989,200
Cent CLO 16, LP
2014-16AR, 2.68% due 08/01/242,3	1,000,000	985,700
ALM XIV Ltd.
2014-14A, 2.33% due 07/28/262,3	1,000,000	973,100
Flagship CLO VI
2007-1A, 2.64% due 06/10/212,3	1,000,000	969,800
CIFC Funding 2012-III Ltd.
2013-3A, 3.23% due 01/29/252,3	1,000,000	965,100
CIFC Funding 2007-I Ltd.
2007-1A, 1.73% due 05/10/212,3	1,000,000	953,200
Madison Park Funding V Ltd.
2007-5A, 1.68% due 02/26/212,3	1,000,000	951,400
CIT Mortgage Loan Trust
2007-1, 1.62% due 10/25/372,3	1,000,000	939,537
Structured Asset Securities Corp. Mortgage Loan Trust 2006-NC1
2006-NC1, 0.31% due 05/25/362	948,580	903,185
Duane Street CLO IV Ltd.
2007-4A, 2.48% due 11/14/212,3	900,000	866,790
Accredited Mortgage Loan Trust
2007-1, 0.30% due 02/25/372	897,712	851,539
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.42% due 12/25/352	855,629	837,287
Westbrook CLO Ltd.
2006-1A, 1.95% due 12/20/202,3	850,000	812,175
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 2.86% due 04/20/252,3	750,000	744,150
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.83% due 07/25/252,3	750,000	744,150
Black Diamond CLO Ltd.
2005-2X, 0.95% due 01/07/18	750,000	718,950
TICP CLO II Ltd.
2014-2A, 2.28% due 07/20/262,3	600,000	584,340
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 47.6% (continued)
AMMC CLO XIV Ltd.
2014-14A, 2.40% due 07/27/262,3	600,000	578,580
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.18% due 10/20/212,3	500,000	497,700
Comstock Funding Ltd.
2006-1A, 1.98% due 05/30/202,3	500,000	489,150
Shackleton 2013-IV CLO Ltd.
2013-4A, 2.25% due 01/13/252,3	500,000	483,050
San Gabriel CLO Ltd.
2007-1A, 2.49% due 09/10/212,3	450,000	434,835
Nantucket CLO Ltd. 2006-1X
2006-1X, 1.74% due 11/24/20	400,000	379,840
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.44% due 07/28/262,3	300,000	289,500
Chrysler Capital Auto Receivables Trust 2013-B
2013-BA, 0.56% due 12/15/163	286,841	286,963
Southfork CLO Ltd.
2005-1A, 1.28% due 02/01/172,3	250,000	248,700
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/233	237,672	238,355
Ally Auto Receivables Trust 2012-3
2012-3, 0.85% due 08/15/16	192,247	192,434
Total Asset Backed Securities
(Cost $119,891,139)		119,545,091
COLLATERALIZED MORTGAGE OBLIGATION†† - 26.7%
CDGJ Commercial Mortgage Trust 2014-BXCH
2014-BXCH,2.02% due 12/15/272,3	7,000,000	7,002,274
CSMC Series 2014-9R
2014-9R,0.29% due 06/27/362,3	6,975,421	6,690,824
CSMC Series 2014-7R
2014-7R,0.31% due 10/27/362,3	3,296,199	3,085,902
2014-7R,0.32% due 12/27/372,3	3,131,933	2,947,775
Banc of America Funding 2012-R4 Trust
2012-R4,0.43% due 03/04/39†††,2,3	6,073,646	5,957,639

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 26.7% (continued)
COMM 2014-FL4 Mortgage Trust
2014-FL4,1.52% due 07/13/312,3	4,500,000	4,493,813
2014-FL4,1.12% due 07/13/312,3	326,358	325,497
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5
2014-FL5,1.14% due 07/15/312,3	4,500,000	4,504,744
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS,1.27% due 06/15/282,3	2,000,000	1,998,042
2014-ICTS,1.57% due 06/15/282,3	1,500,000	1,496,570
CSMC Series 2014-ICE
2014-ICE,2.40% due 04/15/272,3	3,500,000	3,478,825
CSMC Series 2014-2R
2014-2R,0.37% due 02/27/462,3	2,945,420	2,746,990
GSMSC Resecuritization Trust 2014-3R
2014-3R,0.35% due 11/26/36†††,2	2,500,815	2,422,538
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5,2.26% due 07/15/312,3	2,250,000	2,249,228
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,2.21% due 08/15/312,3	900,000	895,874
2014-FL2,1.16% due 08/15/312,3	850,000	849,335
2014-FL2,1.61% due 08/15/312,3	500,000	500,721
Resource Capital Corporation 2014-CRE2 Ltd.
2014-CRE2,1.22% due 04/15/322,3	2,100,000	2,097,701
BLCP Hotel Trust 2014-CLRN
2014-CLRN,1.52% due 08/15/292,3	2,000,000	2,002,036
CSMC Series 2014-5R
2014-5R,0.40% due 04/27/372,3	1,900,000	1,789,800
CSMC Series 2014-6R
2014-6R,0.35% due 09/27/362,3	1,884,317	1,787,938
CSMC Series 2014-4R
2014-4R,0.32% due 12/27/362,3	1,707,278	1,642,084
CGBAM Commercial Mortgage Trust 2014-HD
2014-HD,2.17% due 02/15/312,3	1,600,000	1,593,061
COMM 2014-KYO Mortgage Trust
2014-KYO,2.52% due 06/11/272,3	1,400,000	1,391,778
	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 26.7% (continued)
LSTAR Securities Investment Trust
2014-1,3.27% due 09/01/212,3,6	975,020	975,020
FREMF 2012-K501 Mortgage Trust
2012-K501,3.46% due 11/25/462,3	950,000	964,272
SRERS Funding Ltd.
2011-RS,0.42% due 05/09/462,3	688,852	656,132
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/382	429,895	364,224
GreenPoint Mortgage Funding Trust
2007-AR1,0.25% due 02/25/472	264,433	245,033
Total Collateralized Mortgage Obligation
(Cost $67,409,622)		67,155,670
CORPORATE BONDS†† - 9.0%
Financial - 5.4%
Royal Bank of Scotland Group plc
1.20% due 03/31/172	1,750,000	1,755,408
Citigroup, Inc.
1.22% due 07/25/162	1,440,000	1,449,121
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	1,390,000	1,390,000
International Lease Finance Corp.
2.19% due 06/15/162	1,390,000	1,388,262
Ford Motor Credit Company LLC
7.00% due 04/15/15	1,060,000	1,078,239
Credit Suisse USA, Inc.
5.13% due 08/15/15	1,000,000	1,026,509
American Tower Corp.
4.63% due 04/01/15	1,000,000	1,008,929
Liberty Property, LP
5.13% due 03/02/15	1,000,000	1,006,909
Macquarie Bank Ltd.
1.05% due 03/24/172,3	800,000	803,470
JPMorgan Chase & Co.
0.85% due 02/26/162	740,000	741,466
Nomura Holdings, Inc.
1.69% due 09/13/162	590,000	598,527
Goldman Sachs Group, Inc.
1.43% due 04/30/182	550,000	556,453
Bank of America Corp.
4.50% due 04/01/15	440,000	444,134

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 9.0% (continued)
Financial - 5.4% (continued)
Ameriprise Financial, Inc.
5.65% due 11/15/15	350,000	364,119
Total Financial		13,611,546
Basic Materials - 1.4%
Glencore Funding LLC
1.40% due 05/27/162,3	2,130,000	2,140,616
Rio Tinto Finance USA plc
1.08% due 06/17/162	1,480,000	1,485,371
Total Basic Materials		3,625,987
Communications - 0.6%
Level 3 Financing, Inc.
3.83% due 01/15/182	1,380,000	1,386,900
Utilities - 0.5%
PNM Resources, Inc.
9.25% due 05/15/15	1,200,000	1,233,480
Industrial - 0.4%
Cemex SAB de CV
5.26% due 09/30/152,3	1,000,000	1,010,130
Consumer, Non-cyclical - 0.4%
Bumble Bee Holdings, Inc.
9.00% due 12/15/173	910,000	954,590
	Face
	Amount	Value
CORPORATE BONDS†† - 9.0% (continued)
Consumer, Cyclical - 0.3%
Continental Airlines 2009-2 Class B Pass Through Trust
9.25% due 05/10/17	432,993	473,045
Sabre GLBL, Inc.
8.50% due 05/15/193	214,000	228,980
Total Consumer, Cyclical		702,025
Total Corporate Bonds
(Cost $22,572,838)		22,524,658
U.S. GOVERNMENT SECURITIES† - 6.8%
United States Treasury Bill
0.00% due 01/15/154	13,000,000	12,999,883
0.00% due 01/29/154	4,000,000	3,999,924
Total United States Treasury Bill		16,999,807
Total U.S. Government Securities
(Cost $16,999,876)		16,999,807
FEDERAL AGENCY DISCOUNT NOTES†† - 0.2%
Federal Home Loan Bank
0.00% due 01/16/154,5	600,000	599,990
Total Federal Agency Discount Notes
(Cost $599,990)		599,990
Total Investments - 98.0%
(Cost $246,688,009)		$245,981,674
Other Assets & Liabilities, net - 2.0%		4,938,752
Total Net Assets - 100.0%		$250,920,426

†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 inputs —See Note 3.
†††	Value determined based on Level 3 inputs —See Note 3.
1	Affiliated issuer.
2	Variable rate security. Rate indicated is rate effective at December 31, 2014.
3	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $166,375,172 (cost $167,035,472), or 66.3% of total net assets.
4	Zero coupon rate security.
5	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
6	These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. These securities represent 0.4% of net assets as of December 31, 2014.
Restricted Securities	Acquisition Date	Cost	Value
LSTAR Securities Investment Trust 2014-1 3.27% due 09/01/21	9/25/2014	$975,020	$975,020
7	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.

plc	Public Limited Company

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

Face
Amount	Value
SHORT TERM INVESTMENTS - 3.5%
ASSET BACKED SECURITIES†† – 3.1%
Ford Credit Auto Lease Trust 2014-B
2014-B, 0.18% due 08/15/152	1,864,296	1,864,296
CNH Equipment Trust 2014B
2014-B, 0.19% due 06/15/15	966,163	966,163
Dell Equipment Finance Trust 2014-1
2014-1, 0.26% due 08/14/152	645,576	645,576
MMAF Equipment Finance LLC 2014-A
2014-AA, 0.20% due 07/02/152	503,315	503,315
Fifth Third Auto Trust 2014-2
2014-2, 0.19% due 06/15/15	251,279	251,279
SHORT TERM INVESTMENTS (continued)- 3.5%
ASSET BACKED SECURITES ††
(continued) – 3.1%
AmeriCredit Automobile Receivables Trust 2014-2
2014-2, 0.21% due 06/08/15	17,984	17,984
Total Asset Backed Securites
(Cost $4,248,613)		4,248,613
MONEY MARKET FUND† – 0.4%
	Shares	Value
Dreyfus Treasury Prime Cash Management Institutional Shares	503,157	503,157
Total Short Term Investments – 3.5%
(Cost $4,751,770)		4,751,770
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 53.0%
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.13% due 10/25/261,2	$2,750,000	$2,742,849
Lockwood Grove CLO Ltd.
2014-1A, 1.60% due 01/25/241,2	2,750,000	2,741,750
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.13% due 04/28/261,2	1,200,000	1,190,880
2014-3A, 2.73% due 04/28/261,2	1,200,000	1,181,520
Baker Street CLO II Ltd.
2006-1A, 0.96% due 10/15/191,2	2,300,000	2,211,451
SPST
2013-2, 1.16% due 03/13/15	2,000,000	2,000,000
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.13% due 10/15/261,2	2,000,000	1,995,400
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/241,†††	2,000,000	1,995,000
Steele Creek CLO 2014-1 Ltd.
2014-1A, 2.48% due 08/21/261,2	1,800,000	1,746,180
Telos CLO 2014-5 Ltd.
2014-5A, 1.78% due 04/17/251,2	1,200,000	1,191,960
2014-5A, 2.38% due 04/17/251,2	500,000	485,650
Cifc Funding 2007-II Ltd.
2007-2A, 1.83% due 04/15/211,2	1,750,000	1,670,550
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.61% due 07/10/171, †††	1,678,177	1,637,733
CFIP CLO 2014-1 Ltd.
2014-1A, 1.70% due 04/13/251,2	1,650,000	1,632,840
MCF CLO I LLC
2013-1A, 1.88% due 04/20/231,2	1,600,000	1,593,280
GSAMP Trust 2005-HE6
2005-HE6, 0.61% due 11/25/351	1,725,000	1,589,788
Comstock Funding Ltd.
2006-1A, 1.98% due 05/30/201,2	1,600,000	1,565,280
Duane Street CLO IV Ltd.
2007-4A, 2.48% due 11/14/211,2	850,000	818,635
2007-4A, 1.23% due 11/14/211,2	750,000	715,425
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 53.0% (continued)
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.58% due 10/17/162	$1,500,000	$1,491,900
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.83% due 04/15/251,2	600,000	598,440
2014-1A, 2.08% due 04/15/251,2	600,000	597,540
2014-1A, 3.93% due 04/15/251,2	250,000	249,375
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.73% due 04/25/261,2	1,400,000	1,392,999
Madison Park Funding VIII Ltd.
2014-8AR, 2.43% due 04/22/221,2	1,300,000	1,292,590
ACAs CLO Ltd.
2014-1AR, 2.57% due 09/20/231,2	1,250,000	1,235,000
GCAT 2014-2 LLC
2014-2, 3.72% due 10/25/192	1,226,579	1,221,348
TICP CLO I Ltd.
2014-1A, 1.73% due 04/26/261,2	1,200,000	1,188,960
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.68% due 04/24/261,2	1,200,000	1,186,440
CIFC Funding 2012-III Ltd.
2013-3A, 3.23% due 01/29/251,2	1,200,000	1,158,120
Neuberger Berman CLO XII Ltd.
2014-12AR, 2.33% due 07/25/231,2	1,100,000	1,073,930
TICP CLO II Ltd.
2014-2A, 2.28% due 07/20/261,2	1,100,000	1,071,290
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.42% due 12/25/351	1,077,458	1,054,362
Encore Credit Receivables Trust 2005-4
2005-4, 0.61% due 01/25/361	1,100,000	1,013,363
Regatta V Funding Ltd.
2014-1A, 3.38% due 10/25/261,2	1,000,000	1,010,600
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.07% due 10/22/261,2	1,000,000	993,200
Wrightwood Capital Real Estate CDO 2005-1 Ltd.
2005-1A, 0.55% due 11/21/401,2	1,015,062	990,091
LCM X, LP
2014-10AR, 3.08% due 04/15/221,2	1,000,000	988,900
Ares XXIII CLO Ltd.
2014-1AR, 2.43% due 04/19/231,2	1,000,000	986,100

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 53.0% (continued)
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 1.35% due 06/02/251,2	$1,000,000	$979,300
Marathon CLO VI Ltd.
2014-6A, 2.28% due 05/13/251,2	1,000,000	965,700
CIFC Funding 2007-I Ltd.
2007-1A, 1.73% due 05/10/211,2	1,000,000	953,200
WhiteHorse IV Ltd.
2007-4A, 1.68% due 01/17/201,2	1,000,000	951,400
Rockwall CDO II Ltd.
2007-1A, 0.78% due 08/01/241,2	1,000,000	910,300
Westbrook CLO Ltd.
2006-1A, 1.95% due 12/20/201,2	850,000	812,175
Regatta Funding Ltd.
2007-1A, 1.54% due 06/15/201,2	850,000	810,305
Structured Asset Investment Loan Trust 2005-1
2005-1, 0.89% due 02/25/351,2	850,000	805,161
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 2.28% due 07/15/231,2	800,000	788,880
Copper River CLO Ltd.
2007-1A, 0.49% due 01/20/211,2	788,081	779,885
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.18% due 10/20/211,2	750,000	746,550
AMMC CLO XIV Ltd.
2014-14A, 2.40% due 07/27/261,2	750,000	723,225
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.30% due 02/25/371	711,978	675,358
Structured Asset Investment Loan Trust 2005-2
2005-2, 0.90% due 03/25/351	700,000	648,549
Sands Point Funding Ltd.
2006-1A, 0.49% due 07/18/201,2	614,879	613,711
CVP Cascade CLO-1 Ltd.
2014-CLO1, 1.68% due 01/16/261,2	600,000	593,520
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.78% due 10/17/221,2	600,000	584,640
ALM XIV Ltd.
2014-14A, 2.33% due 07/28/261,2	600,000	583,860
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 53.0% (continued)
Finn Square CLO Ltd.
2012-1A, 3.06% due 12/24/231,2	$600,000	$578,640
CIT Mortgage Loan Trust 2007-1
2007-1, 1.62% due 10/25/371,2	600,000	563,722
Structured Asset Securities Corporation Mortgage Loan Trust 2006-NC1
2006-NC1, 0.31% due 05/25/361	542,046	516,106
T2 Income Fund CLO Ltd.
2007-1A, 2.98% due 07/15/191,2	500,000	495,800
Carlyle Global Market Strategies CLO 2012-2 Ltd.
2014-2AR, 3.13% due 07/20/231,2	500,000	490,850
CIFC Funding 2012-I Ltd.
2014-1AR, 2.33% due 08/14/241,2	500,000	489,000
Flagship CLO VI
2007-1A, 2.64% due 06/10/211,2	500,000	484,900
Telos CLO 2006-1 Ltd.
2006-1A, 0.72% due 10/11/211,2	500,000	483,200
Madison Park Funding V Ltd.
2007-5A, 1.68% due 02/26/211,2	500,000	475,700
Lime Street CLO Corp.
2007-1A, 1.20% due 06/20/211,2	500,000	473,150
San Gabriel CLO Ltd.
2007-1A, 2.49% due 09/10/211,2	450,000	434,835
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.44% due 07/28/261,2	450,000	434,250
Nantucket CLO Ltd. 2006-1X
2006-1X, 1.74% due 11/24/20	400,000	379,840
Babson CLO Ltd.
2007-1X, 0.46% due 01/18/21	374,871	372,172
SHACKLETON 2013-IV CLO Ltd.
2013-4A, 2.23% due 01/13/251,2	300,000	289,830
Southfork CLO Ltd.
2005-1A, 1.28% due 02/01/171,2	250,000	248,700
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 2.83% due 04/20/251,2	250,000	248,050
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.83% due 07/25/251,2	250,000	248,050

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 53.0% (continued)
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/232	$237,672	$238,355
Chrysler Capital Auto Receivables Trust 2013-B
2013-BA, 0.56% due 12/15/162	168,730	168,802
Ally Auto Receivables Trust 2012-3
2012-3, 0.85% due 08/15/16	118,306	118,421
Total Asset Backed Securities
(Cost $73,927,716)		73,658,811
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.8%
CSMC Series 2014-7R
2014-7R,0.32% due 12/27/371,2	2,908,223	2,737,220
2014-7R,0.31% due 10/27/361,2	2,825,314	2,645,059
Banc of America Funding 2012-R4 Trust
2012-R4,0.43% due 03/04/391,2,†††	3,181,434	3,120,668
CDGJ Commercial Mortgage Trust 2014-BXCH
2014-BXCH,2.00% due 12/15/271,2	3,000,000	3,000,974
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS,1.26% due 06/15/281,2	1,000,000	999,021
2014-ICTS,1.56% due 06/15/281,2	1,000,000	997,713
2014-ICTS,2.06% due 06/15/281,2	500,000	499,644
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,1.16% due 08/15/311,2	1,000,000	999,218
2014-FL2,2.21% due 08/15/311,2	800,000	796,333
2014-FL2,1.61% due 08/15/311,2	500,000	500,721
GSMSC Resecuritization Trust 2014-3R
2014-3R,0.35% due 11/26/361, †††	2,273,468	2,202,308
Resource Capital Corporation 2014-CRE2 Ltd.
2014-CRE2,1.21% due 04/15/321,2	2,200,000	2,197,591
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5
2014-FL5,1.14% due 07/15/311,2	1,000,000	1,001,054
2014-FL5,2.26% due 07/15/311,2	1,000,000	999,657
CSMC Series 2014-2R
2014-2R,0.37% due 02/27/461,2	2,137,805	1,993,783
LSTAR Securities Investment Trust 2014-1
2014-1,3.26% due 09/01/211,2,5	1,560,031	1,560,031
	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 25.8% (continued)
CSMC Series 2014-5R
2014-5R,0.40% due 04/27/371,2	$1,350,000	$1,271,700
CSMC Series 2014-6R
2014-6R,0.35% due 09/27/361,2	1,166,482	1,106,819
COMM 2014-FL4 Mortgage Trust
2014-FL4,1.51% due 07/13/311,2	1,000,000	998,625
CSMC Series 2014-4R
2014-4R,0.32% due 12/27/361,2	939,003	903,146
COMM 2014-KYO Mortgage Trust
2014-KYO,2.51% due 06/11/271,2	800,000	795,302
CGBAM Commercial Mortgage Trust 2014-HD
2014-HD,2.16% due 02/15/311,2	750,000	746,747
CSMC Series 2014-ICE
2014-ICE,2.31% due 04/15/271,2	700,000	695,765
SRERS Funding Ltd.
2011-RS,0.41% due 05/09/461,2	688,852	656,132
FREMF 2012-K501 Mortgage Trust
2012-K501,3.46% due 11/25/461,2	550,000	558,263
HarborView Mortgage Loan Trust
2006-12,0.35% due 01/19/381	605,761	513,226
BLCP Hotel Trust 2014-CLRN
2014-CLRN,1.51% due 08/15/291,2	500,000	500,509
CSMC Series 2014-9R
2014-9R,0.29% due 06/27/361,2	465,028	446,055
GreenPoint Mortgage Funding Trust 2007-AR1
2007-AR1,0.25% due 02/25/471	349,052	323,443
Total Collateralized Mortgage Obligations
(Cost $35,932,096)		35,766,727
CORPORATE BONDS†† - 11.0%
Financial - 6.4%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	1,090,000	1,090,000
International Lease Finance Corp.
2.19% due 06/15/161	1,090,000	1,088,638
Royal Bank of Scotland Group plc
1.20% due 03/31/171	1,050,000	1,053,244

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face
	Amount	Value
CORPORATE BONDS†† - 11.0% (continued)
Financial - 6.4% (continued)
Willis Group Holdings plc
4.13% due 03/15/16	$1,000,000	$1,030,653
Citigroup, Inc.
1.19% due 07/25/161	940,000	945,954
ICICI Bank Ltd.
4.75% due 11/25/162	750,000	783,810
Ford Motor Credit Company LLC
7.00% due 04/15/15	690,000	701,873
Macquarie Bank Ltd.
1.05% due 03/24/171,2	550,000	552,386
JPMorgan Chase & Co.
0.85% due 02/26/161	480,000	480,950
Nomura Holdings, Inc.
1.69% due 09/13/161	390,000	395,636
Goldman Sachs Group, Inc.
1.43% due 04/30/181	360,000	364,224
Bank of America Corp.
4.50% due 04/01/15	290,000	292,725
Morgan Stanley
3.10% due 11/09/181	50,000	52,781
Total Financial		8,832,874
Basic Materials - 1.7%
Glencore Funding LLC
1.40% due 05/27/161,2	1,390,000	1,396,928
Rio Tinto Finance USA plc
1.08% due 06/17/161	970,000	973,520
Total Basic Materials		2,370,448
Communications - 0.8%
Level 3 Financing, Inc.
3.83% due 01/15/181	1,080,000	1,085,400
Consumer, Non-cyclical - 0.7%
Bumble Bee Holdings, Inc.
9.00% due 12/15/172	936,000	981,864
Diversified - 0.7%
Harbinger Group, Inc.
7.88% due 07/15/19	900,000	958,500
Consumer, Cyclical - 0.4%
Vail Resorts, Inc.
6.50% due 05/01/19	228,000	235,980
Continental Airlines 2009-2 Class B Pass Through Trust
9.25% due 05/10/17	186,974	204,270
Sabre GLBL, Inc.
8.50% due 05/15/192	140,000	149,800
Total Consumer, Cyclical		590,050
Industrial - 0.2%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	250,000	260,625
	Face
	Amount	Value
CORPORATE BONDS†† - 11.0% (continued)
Utilities - 0.1%
AES Corp.
3.23% due 06/01/191	$200,000	$195,000
Total Corporate Bonds
(Cost $15,329,848)		15,274,761
SENIOR FLOATING RATE INTERESTS†† - 2.7%
Basic Materials - 0.7%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	694,724	629,420
CPG International, Inc.
4.75% due 09/30/20	373,111	366,816
Total Basic Materials		996,236
Technology - 0.6%
Blue Coat Systems, Inc.
4.00% due 05/31/19	347,363	336,942
LANDesk Group, Inc.
5.00% due 02/25/20	297,750	292,042
Infor (US), Inc.
3.75% due 06/03/20	243,319	235,733
Total Technology		864,717
Communications - 0.5%
Univision Communications, Inc.
4.00% due 03/01/20	446,574	436,079
EMI Music Publishing
3.75% due 06/29/18	284,693	279,324
Total Communications		715,403
Financial - 0.5%
First Data Corp.
3.67% due 03/23/18	650,000	636,597
Consumer, Cyclical - 0.4%
Party City Holdings, Inc.
4.00% due 07/27/19	597,242	582,909
Total Senior Floating Rate Interests
(Cost $3,930,583)		3,795,862
U.S. GOVERNMENT SECURITIES†† - 2.0%
United States Treasury Bill
0.00% due 01/08/153	1,800,000	1,799,996
0.00% due 01/15/153	1,000,000	999,991
Total United States Treasury Bill		2,799,987
Total U.S. Government Securities
(Cost $2,799,992)		2,799,987
FEDERAL AGENCY DISCOUNT NOTES†† - 0.2%
Federal Home Loan Bank
0.00% due 01/16/153,4	300,000	299,995
Total Federal Agency Discount Notes
(Cost $299,995)		299,995

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

Total Investments – 98.2%
(Cost $136,972,000)	$136,347,913
Other Assets & Liabilities, net – 1.8%	2,570,550
Total Net Assets - 100.0%	$138,918,463

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
1	Variable rate security. Rate indicated is rate effective at December 31, 2014.
2
Security is a 144A or Section 4(a)(2) security.  These securities have been determined to be liquid under guidelines established by Board of Trustees, unless otherwise noted.  The total market value of 144A or Section 4(a)(2) securities is $101,263,843 (cost $101,739,543), or 72.9% of total net assets.

3	Zero coupon rate security.
4	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
5	These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. These securities represent 1.1% of net assets as of December 31, 2014.
Restricted Securities	Acquisition Date	Cost	Value
LSTAR Securities Investment Trust 2014-1 3.25% due 09/01/21	9/25/2014	$1,558,234	$1,560,031

plc	Public Limited Company

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

	Face
	Amount	Value
SHORT TERM INVESTMENTS – 6.1%
Asset Backed Securities†† - 6.0%
Ford Credit Auto Lease Trust 2014-B
2014-B, 0.18% due 08/15/152	1,806,638	$1,806,638
CNH Equipment Trust 2014-B
2014-B, 0.19% due 06/15/15	1,564,265	1,564,265
Susquehanna Auto Receivables Trust 2014-1
2014-1A, 0.58% due 10/17/162	1,500,000	1,491,899
MMAF Equipment Finance LLC 2014-A
2014-AA, 0.20% due 07/02/152	830,470	830,470
Dell Equipment Finance Trust 2014-1
2014-1, 0.26% due 08/14/152	712,360	712,360
Fifth Third Auto Trust 2014-2
2014-2, 0.19% due 06/15/15	418,799	418,799
GM Financial Automobile Leasing Trust 2014-2
2014-2A, 0.25% due 09/21/152	391,088	391,088
Chrysler Capital Auto Receivables Trust 2013-B
2013-BA, 0.56% due 12/15/162	134,984	135,041
Ally Auto Receivables Trust 2012-3
2012-3, 0.85% due 08/15/16	88,729	88,816
AmeriCredit Automobile Receivables Trust 2014-2
2014-2, 0.21% due 06/08/15	29,092	29,092
Total Asset Backed Securities		7,468,468
(Cost $7,476,606)
	Shares	Value
Money Market Fund† - 0.1%
Dreyfus Treasury Prime Cash Management Institutional Shares	182,085	182,085
Total Money Market Fund		182,085
(Cost $182,085)
Total Short Term Investments
(Cost $7,658,691)		7,650,553
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 53.8%

Lockwood Grove CLO Ltd.
2014-1A, 1.60% due 01/25/241,2	2,750,000	2,741,750
Baker Street CLO II Ltd.
2006-1A, 0.98% due 10/15/191,2	2,200,000	2,115,300
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 53.8% (continued)
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.13% due 10/15/261,2	2,000,000	1,995,400
Tennenbaum Senior Loan Funding III LLC
2014-3, 2.28% due 10/24/24†††,1	2,000,000	1,995,000
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.15% due 04/28/261,2	1,000,000	992,400
2014-3A, 2.75% due 04/28/261,2	1,000,000	984,600
SPST
2013-2, 1.16% due 03/13/151	1,800,000	1,800,000
Steele Creek CLO 2014-1 Ltd.
2014-1A, 2.48% due 08/21/261,2	1,800,000	1,746,180
CIFC Funding 2007-II Ltd.
2007-2A, 1.85% due 04/15/211,2	1,750,000	1,670,551
Comstock Funding Ltd.
2006-1A, 1.98% due 05/30/201,2	1,600,000	1,565,280
GSAMP Trust
2005-HE6, 0.61% due 11/25/351	1,650,000	1,520,666
Neuberger Berman CLO XII Ltd.
2014-12AR, 2.36% due 07/25/231,2	1,550,000	1,513,265
CFIP CLO 2014-1 Ltd.
2014-1A, 1.72% due 04/13/251,2	1,500,000	1,484,400
CCR Inc. MT100 Payment Rights Master Trust
2010-CX, 0.61% due 07/10/17†††,1	1,513,110	1,476,644
Duane Street CLO IV Ltd.
2007-4A, 2.48% due 11/14/211,2	750,000	722,325
2007-4A, 1.23% due 11/14/211,2	750,000	715,425
Structured Asset Investment Loan Trust
2005-1, 0.89% due 02/25/351,2	800,000	757,798
2005-2, 0.90% due 03/25/351	700,000	648,549
MCF CLO I LLC
2013-1A, 1.91% due 04/20/231,2	1,300,000	1,294,540
Great Lakes CLO 2014-1 Ltd.
2014-1A, 2.85% due 04/15/251,2	500,000	498,700

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

2014-1A, 2.10% due 04/15/251,2	500,000	497,950
2014-1A, 3.95% due 04/15/251,2	250,000	249,375
Telos CLO 2014-5 Ltd.
2014-5A, 1.80% due 04/17/251,2	1,000,000	993,300
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 53.8% (continued)
2014-5A, 2.40% due 04/17/251,2	250,000	242,825
ACAS CLO Ltd.
2014-1AR, 2.57% due 09/20/231,2	1,250,000	1,235,000
GCAT 2014-2 LLC
2014-2, 3.72% due 10/25/192,3	1,226,579	1,221,348
Lime Street CLO Corp.
2007-1A, 1.20% due 06/20/211,2	1,250,000	1,182,875
Madison Park Funding VIII Ltd.
2014-8AR, 2.46% due 04/22/221,2	1,100,000	1,093,730
TICP CLO II Ltd.
2014-2A, 2.28% due 07/20/261,2	1,100,000	1,071,290
Encore Credit Receivables Trust
2005-4, 0.61% due 01/25/361	1,100,000	1,013,363
Regatta V Funding Ltd.
2014-1A, 3.38% due 10/25/261,2	1,000,000	1,010,600
Golub Capital BDC CLO 2014 LLC
2014-1A, 2.76% due 04/25/261,2	1,000,000	995,000
NYLIM Flatiron CLO 2006-1 Ltd.
2006-1X, 0.50% due 08/08/201	520,121	518,040
2006-1A, 1.70% due 08/08/201,2	500,000	476,350
Monroe Capital CLO 2014-1 Ltd.
2014-1A, 2.07% due 10/22/261,2	1,000,000	993,200
LCM X, LP
2014-10AR, 3.10% due 04/15/221,2	1,000,000	988,900
Ares XXIII CLO Ltd.
2014-1AR, 2.46% due 04/19/231,2	1,000,000	986,100
Highbridge Loan Management 2012-1 Ltd.
2012-1AR, 2.50% due 09/20/221,2	1,000,000	985,000
NewMark Capital Funding 2013-1 CLO Ltd.
2013-1A, 1.35% due 06/02/251,2	1,000,000	979,300
CIFC Funding 2012-III Ltd.
2012-3A, 3.23% due 01/29/251,2	1,000,000	965,100
CIFC Funding 2007-I Ltd.
2007-1A, 1.73% due 05/10/211,2	1,000,000	953,200
WhiteHorse IV Ltd.
2006-4A, 1.71% due 01/17/201,2	1,000,000	951,400
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 53.8% (continued)
Park Place Securities Inc. Series
2005-WHQ2, 0.63% due 05/25/351	1,000,000	931,960
Babson CLO Ltd.
2007-1X, 0.48% due 01/18/211	937,176	930,429
Rockwall CDO II Ltd.
2007-1A, 0.78% due 08/01/241,2	1,000,000	910,300
New Century Home Equity Loan Trust Series 2005-C
2005-C, 0.42% due 12/25/351	887,318	868,298
Golub Capital Partners CLO 10 Ltd.
2011-10AR, 3.21% due 10/20/211,2	750,000	746,550
Gallatin CLO VII 2014-1 Ltd.
2014-1A, 2.30% due 07/15/231,2	750,000	739,575
Marathon CLO VI Ltd.
2014-6A, 2.28% due 05/13/251,2	750,000	724,275
Westbrook CLO Ltd.
2006-1A, 1.95% due 12/20/201,2	750,000	716,625
Regatta Funding Ltd.
2007-1A, 1.54% due 06/15/201,2	750,000	714,975
AMMC CLO XIV Ltd.
2014-14A, 2.31% due 07/27/261,2	650,000	626,795
Copper River CLO Ltd.
2006-1A, 0.52% due 01/20/211,2	619,206	612,766
TICP CLO I Ltd.
2014-1A, 1.76% due 04/26/261,2	600,000	594,480
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.68% due 04/24/261,2	600,000	593,220
Sands Point Funding Ltd.
2006-1A, 0.52% due 07/18/201,2	562,771	561,701
Carlyle Global Market Strategies CLO 2012-2 Ltd.
2012-2AR, 3.16% due 07/20/231,2	550,000	539,935
ALM XIV Ltd.
2014-14A, 2.33% due 07/28/261,2	550,000	535,205
Structured Asset Securities Corp. Mortgage Loan Trust 2006-NC1
2006-NC1, 0.32% due 05/25/361	542,046	516,106

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

T2 Income Fund CLO Ltd.
2007-1A, 2.98% due 07/15/191,2	500,000	495,800
CVP Cascade CLO-1 Ltd.
2013-CLO1, 1.70% due 01/16/261,2	500,000	494,600
	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 53.8% (continued)
Cent CLO 16, LP
2014-16AR, 2.68% due 08/01/241,2	500,000	492,850
CIFC Funding 2012-I Ltd.
2012-1AR, 2.33% due 08/14/241,2	500,000	489,000
Palmer Square CLO 2014-1 Ltd.
2014-1A, 2.78% due 10/17/221,2	500,000	487,200
Flagship CLO VI
2007-1A, 2.64% due 06/10/211,2	500,000	484,900
Telos CLO 2006-1 Ltd.
2006-1A, 0.74% due 10/11/211,2	500,000	483,200
Finn Square CLO Ltd.
2012-1A, 3.06% due 12/24/231,2	500,000	482,200
Madison Park Funding V Ltd.
2007-5A, 1.68% due 02/26/211,2	500,000	475,700
CIT Mortgage Loan Trust
2007-1, 1.62% due 10/25/371,2	500,000	469,768
San Gabriel CLO Ltd.
2007-1A, 2.49% due 09/10/211,2	400,000	386,520
Nantucket CLO Ltd. 2006-1X
2006-1X, 1.73% due 11/24/201	400,000	379,840
Accredited Mortgage Loan Trust
2007-1, 0.30% due 02/25/371	371,467	352,361
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.44% due 07/28/261,2	350,000	337,750
SHACKLETON 2013-IV CLO Ltd.
2013-4A, 2.25% due 01/13/251,2	300,000	289,830
Southfork CLO Ltd.
2005-1A, 1.28% due 02/01/171,2	250,000	248,700
Newstar Commercial Loan Funding 2014-1 LLC
2014-1A, 2.86% due 04/20/251,2	250,000	248,050
NewStar Arlington Senior Loan Program LLC
2014-1A, 2.83% due 07/25/251,2	250,000	248,050
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/232	237,672	238,355
Total Asset Backed Securities
(Cost $67,549,000)		67,289,888
	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 21.2%
CSMC Series 2014-7R
2014-7R,0.32% due 12/27/371,2	2,908,223	2,737,220
2014-7R,0.31% due 10/27/361,2	2,731,137	2,556,890
BAMLL Commercial Mortgage Securities Trust 2014-ICTS
2014-ICTS,1.27% due 06/15/281,2	1,000,000	999,021
2014-ICTS,1.57% due 06/15/281,2	1,000,000	997,713
2014-ICTS,2.07% due 06/15/281,2	500,000	499,644
Resource Capital Corporation 2014-CRE2 Ltd.
2014-CRE2,1.22% due 04/15/321,2	2,350,000	2,347,426
ACRE Commercial Mortgage Trust 2014-FL2
2014-FL2,1.17% due 08/15/311,2	1,000,000	999,218
2014-FL2,2.22% due 08/15/311,2	800,000	796,333
2014-FL2,1.62% due 08/15/311,2	500,000	500,721
GSMSC Resecuritization Trust 2014-3R
2014-3R,0.35% due 11/26/36†††,1	2,273,468	2,202,309
JP Morgan Chase Commercial Mortgage Securities Trust 2014-FL5
2014-FL5,1.15% due 07/15/311,2	1,000,000	1,001,054
2014-FL5,2.27% due 07/15/311,2	1,000,000	999,657
CSMC Series 2014-2R
2014-2R,0.37% due 02/27/461,2	1,805,257	1,683,639
CSMC Series 2014-5R
2014-5R,0.40% due 04/27/371,2	1,500,000	1,413,000
COMM 2014-FL4 Mortgage Trust
2014-FL4,1.52% due 07/13/311,2	1,000,000	998,625
CSMC Series 2014-6R
2014-6R,0.35% due 09/27/361,2	942,158	893,969
CSMC Series 2014-4R
2014-4R,0.32% due 12/27/361,2	896,321	862,094
COMM 2014-KYO Mortgage Trust
2014-KYO,2.52% due 06/11/271,2	700,000	695,889

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

CSMC Series 2014-ICE
2014-ICE,2.40% due 04/15/271,2	700,000	695,765
	Face
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATION†† - 21.2%
(Continued)
LSTAR Securities Investment Trust
2014-1,3.27% due 09/01/211,2,4	585,012	585,012
BLCP Hotel Trust 2014-CLRN
2014-CLRN,1.52% due 08/15/291,2	500,000	500,509
HarborView Mortgage Loan Trust
2006-12,0.36% due 01/19/381	547,139	463,558
CSMC Series 2014-9R
2014-9R,0.29% due 06/27/361,2	465,028	446,055
SRERS Funding Ltd.
2011-RS,0.42% due 05/09/461,2	344,426	328,066
GreenPoint Mortgage Funding Trust
2007-AR1,0.25% due 02/25/471	264,433	245,033
Total Collateralized Mortgage Obligation
(Cost $26,575,919)		26,448,420
	Face
	Amount	Value
CORPORATE BONDS†† - 11.0%
Financial - 6.1%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
3.50% due 03/15/17	$1,190,000	$1,190,000
International Lease Finance Corp.
2.19% due 06/15/161	1,190,000	1,188,512
Willis Group Holdings plc
4.13% due 03/15/16	1,000,000	1,030,653
Royal Bank of Scotland Group plc
1.20% due 03/31/171	1,000,000	1,003,090
Citigroup, Inc.
1.22% due 07/25/161	780,000	784,941
ICICI Bank Ltd.
4.75% due 11/25/162	650,000	679,302
Macquarie Bank Ltd.
1.05% due 03/24/171,2	500,000	502,169
JPMorgan Chase & Co.
0.85% due 02/26/161	400,000	400,792
Nomura Holdings, Inc.
1.69% due 09/13/161	320,000	324,625
Goldman Sachs Group, Inc.
1.46% due 04/30/181	300,000	303,520
Bank of America Corp.
4.50% due 04/01/15	240,000	242,255
Morgan Stanley
3.10% due 11/09/181	50,000	52,781
Total Financial		7,702,640
Basic Materials - 1.6%
Glencore Funding LLC
1.40% due 05/27/161,2	1,160,000	1,165,782
CORPORATE BONDS†† - 11.0% (continued)
Rio Tinto Finance USA plc
1.08% due 06/17/161	810,000	812,939
Total Basic Materials		1,978,721
Consumer, Cyclical - 1.0%
Ford Motor Credit Company LLC
7.00% due 04/15/15	580,000	589,980
Continental Airlines 2009-2 Class B Pass Through Trust
9.25% due 05/10/17	246,019	268,776
Vail Resorts, Inc.
6.50% due 05/01/19	250,000	258,750
Sabre GLBL, Inc.
8.50% due 05/15/192	132,000	141,240
Total Consumer, Cyclical		1,258,746
Communications - 0.9%
Level 3 Financing, Inc.
3.83% due 01/15/181	1,180,000	1,185,900
Diversified - 0.9%
Harbinger Group, Inc.
7.88% due 07/15/19	1,000,000	1,065,000
Industrial - 0.2%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	250,000	260,625
Utilities - 0.2%
AES Corp.
3.23% due 06/01/191	200,000	195,000
Consumer, Non-cyclical - 0.1%
Bumble Bee Holdings, Inc.
9.00% due 12/15/172	140,000	146,860
Total Corporate Bonds
(Cost $13,847,629)		13,793,492
SENIOR FLOATING RATE INTERESTS†† - 3.7%
Technology - 1.1%
Ciena Corp.
3.75% due 07/15/19	498,750	489,398
Sophia, LP
4.00% due 07/19/18	249,318	245,890
Blue Coat Systems, Inc.
4.00% due 05/31/19	248,116	240,673
Infor Enterprise Applications Ltd.
3.75% due 06/03/20	243,319	235,733

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2014

SENIOR FLOATING RATE INTERESTS†† - 3.7%
(Continued)
LANDesk Group, Inc.
5.00% due 02/25/20	198,500	194,695
Total Technology		1,406,389
Basic Materials - 0.9%
CPG International, Inc.
4.75% due 09/30/20	596,977	586,906
Fortescue Metals Group Ltd.
3.75% due 06/30/19	645,101	584,461
Total Basic Materials		1,171,367
Communications - 0.6%
Univision Communications, Inc.
4.00% due 03/01/20	446,574	436,080
EMI Music Publishing
3.75% due 06/29/18	275,203	270,013
Total Communications		706,093
Financial - 0.5%
First Data Corp.
3.67% due 03/23/18	700,000	685,566
Consumer, Cyclical - 0.5%
Party City Holdings, Inc.
4.00% due 07/27/19	597,492	583,153
Total Senior Floating Rate Interests
(Cost $4,689,382)		4,552,568
U.S. GOVERNMENT SECURITIES† - 2.4%
United States Treasury Bill
0.00% due 01/08/155	2,000,000	1,999,996
0.00% due 01/15/155	1,000,000	999,991
Total United States Treasury Bill		2,999,987
Total U.S. Government Securities
(Cost $2,999,991)		2,999,987
	Face
	Amount	Value
MORTGAGE BACKED SECURITIES†† - 0.9%
CGBAM Commercial Mortgage Trust 2014-HD
2014-HD,2.17% due 02/15/311,2	650,000	647,180
FREMF 2012-K501 Mortgage Trust
2012-K501,3.44% due 11/25/461,2	500,000	507,512
Total Mortgage Backed Securities
(Cost $1,168,316)		1,154,692
	Face
	Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 0.1%
Federal Home Loan Bank
0.00% due 01/16/1556	$172,000	$171,997
Total Federal Agency Discount Notes
(Cost $171,997)		171,997
Total Investments - 99.2%
(Cost $124,660,925)		$124,061,597
Other Assets & Liabilities, net - 0.8%		938,930
Total Net Assets - 100.0%		$125,000,527

†	Value determined based on Level 1 inputs —See Note 3.
††	Value determined based on Level 2 input, unless otherwise noted —See Note 3.
†††	Value determined based on Level 3 inputs —See Note 3.
1	Variable rate security. Rate indicated is rate effective at December 31, 2014.
2	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $87,033,694 (cost $87,474,431), or 69.6% of total net assets.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4	These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. These securities represent 0.5% of net assets as of December 31, 2014.

Restricted Securities	Acquisition Date	Cost	Value
LSTAR Securities Investment Trust 2014-1 3.27% due 09/01/21	9/25/2014	$585,012	$585,012

5	Zero coupon rate security.
6	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III's (the “Funds”) policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Guggenheim Strategy Funds Trust (the "Trust"). This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business on the valuation date. Exchange-traded Funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sales price.

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value. Money market funds are valued at net asset value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00pm. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Partners Investment Management LLC are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the valuation committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at December 31, 2014.

2. Federal Income Taxes

At December 31, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
Guggenheim Strategy Fund I	$650,677,882	$249,232	$(2,383,245)	$(2,134,013)
Guggenheim Strategy Fund II	246,688,009	172,165	(878,500)	(706,335)
Guggenheim Strategy Fund III	136,972,000	145,810	(769,897)	(624,087)
Guggenheim Variable Insurance Strategy Fund III	124,660,925	133,651	(732,979)	(599,328)

3. Fair Value Measurement

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at December 31, 2014:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Level 1	Level 2	Level 3
	Investments	Investments	Investments
Fund	In Securities	In Securities	In Securities	Total
Guggenheim Strategy Fund I	$1,606,573	$610,388,643	$36,548,653	$648,543,869
Guggenheim Strategy Fund II	23,828,634	208,187,464	13,965,576	245,981,674
Guggenheim Strategy Fund III	503,157	126,889,047	8,955,709	136,347,913
Guggenheim Variable Insurance Strategy Fund III	3,182,072	115,205,572	5,673,953	124,061,597

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although Indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of the significant unobservable input used in the fair valuations of assets and liabilities categorized within the Level 3 of the fair value hierarchy:

Fund	Category	Ending Balance at 12/31/14	Valuation Technique	Unobservable Inputs
Guggenheim Strategy Fund I	Asset Backed Securities	$12,165,179	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund I	Collateralized Mortgage Obligations	24,383,474	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund II	Asset Backed Securities	5,585,399	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund II	Collateralized Mortgage Obligations	8,380,177	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund III	Asset Backed Securities	3,632,733	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Strategy Fund III	Collateralized Mortgage Obligations	5,322,976	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Guggenheim Variable Insurance Strategy Fund III	Asset Backed Securities	3,471,644	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote
Guggenheim Variable Insurance Strategy Fund III	Collateralized Mortgage Obligations	2,202,309	Option adjusted spread off the month end broker mark over the 3-month LIBOR	Indicative Quote

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of December 31, 2014 compared to the valuation levels at the end of the previous fiscal year are detailed below:
Guggenheim Strategy Fund I
Transfers from Level 3 to Level 2
Asset Backed Securities	$18,312,668
Collateralized Mortgage Obligations	28,816,842
Total Transfers from Level 3 to Level 2	$47,129,510
Guggenheim Strategy Fund II
Transfers from Level 3 to Level 2
Asset Backed Securities	$5,766,000
Collateralized Mortgage Obligations	7,823,477
Total Transfers from Level 3 to Level 2	$13,589,477
Guggenheim Strategy Fund III
Transfers from Level 3 to Level 2
Asset Backed Securities	$3,716,425
Collateralized Mortgage Obligations	6,653,979
Total Transfers from Level 3 to Level 2	$10,370,404
Guggenheim Variable Insurance Strategy Fund III
Transfers from Level 3 to Level 2
Asset Backed Securities	$3,419,995
Collateralized Mortgage Obligations	6,707,110
Total Transfers from Level 3 to Level 2	$10,127,105

The transfers from Level 3 to Level 2 were due to the availability of market price information for each respective security as of December 31, 2014.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2014:

	Asset Backed Securities	Collateralized Mortgage Obligations	Total
Guggenheim Strategy Fund I
Assets:
Beginning Balance	$20,152,742	$ 38,913,236	$ 59,065,978
Paydowns Received	(121,564)	(3,241,273)	(3,362,837)
Change in Unrealized Gain/Loss	(27,081)	(403,168)	(430,249)

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Purchases	10,473,750	17,931,521	28,405,271
Transfers out of Level 3	(18,312,668)	(28,816,842)	(47,129,510)
Ending Balance	$12,165,179	$ 24,383,474	$ 36,548,653
Guggenheim Strategy Fund II
Assets:
Beginning Balance	$ 8,029,682	$ 10,772,448	$ 18,802,130
Paydowns Received	(150,509)	(1,124,286)	(1,274,795)
Change in Unrealized Gain/Loss	(19,023)	(115,225)	(134,248)
Purchases	3,491,249	6,670,717	10,161,966
Transfers out of Level 3	(5,766,000)	(7,823,477)	(13,589,477)
Ending Balance	$ 5,585,399	$ 8,380,177	$ 13,965,576
Guggenheim Strategy Fund III
Assets:
Beginning Balance	$ 5,489,478	$ 9,327,160	$14,816,638
Paydowns Received	(117,706)	(760,087)	(877,793)
Change in Unrealized Gain/Loss	(17,614)	(84,303)	(101,917)
Purchases	1,995,000	3,494,185	5,489,185
Transfers out of Level 3	(3,716,425)	(6,653,979)	(10,370,404)
Ending Balance	$ 3,632,733	$ 5,322,976	$ 8,955,709
Guggenheim Variable Insurance Strategy Fund III
Assets:
Beginning Balance	$ 5,018,858	$ 9,377,776	$ 14,396,634
Paydowns Received	(106,128)	(402,576)	(508,704)
Change in Unrealized Gain/Loss	(16,091)	(65,781)	(81,872)
Purchases	1,995,000	-	1,995,000
Transfers out of Level 3	(3,419,995)	(6,707,110)	(10,127,105)
Ending Balance	$ 3,471,644	$ 2,202,309	$ 5,673,953

4. Affiliated Transactions

The Guggenheim Strategy Fund I had the following transactions with affiliated funds during the period September 30, 2014 through December 31, 2014.
	Share Activity				For the period September 30, 2014 through December 31, 2014
Security Name	Balance 9/30/2014	Purchases	Sales	Balance 12/31/2014	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	732,600	-	-	732,600	$15,875,735	$32,454

Affiliated funds accounted for $0 of the net realized gain on investments and $(50,989) of the change in net unrealized depreciation on investments during the period.

The Guggenheim Strategy Fund II had the following transactions with affiliated funds during the period September 30, 2014 through December 31, 2014.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Share Activity				For the period September 30, 2014 through December 31, 2014
Security Name	Balance 9/30/2014	Purchases	Sales	Balance 12/31/2014	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	297,619	-	-	297,619	$6,449,523	$13,185
					$6,449,523	$13,185

Affiliated funds accounted for $0 of the net realized gain on investments and $(53,452) of the change in net unrealized appreciation on investments during the period.

The Guggenheim Strategy Fund III had the following transactions with affiliated funds during the period September 30, 2014 through December 31, 2014.

	Share Activity				For the period September 30, 2014 through December 31, 2014
Security Name	Balance 9/30/2014	Purchases	Sales	Balance 12/31/2014	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	137,363	-	137,363	-	$ -	$2,170
					$ -	$2,170

Affiliated funds accounted for $(13,761) of the net realized gain on investments and $15,110 of the change in net unrealized appreciation on investments during the period.

The Guggenheim Variable Insurance Strategy Fund III had the following transactions with affiliated funds during the period September 30, 2014 through December 31, 2014.

	Share Activity				For the period September 30, 2014 through December 31, 2014
Security Name	Balance 9/30/2014	Purchases	Sales	Balance 12/31/2014	Value	Dividends Included in Income
Guggenheim Bullet Shares 2015 Corporate Bond ETF	137,363	-	137,363	-	$ -	$ 2,170
					$ -	$ 2,170

Affiliated funds accounted for $(13,761) of the net realized gain on investments and $15,110 of the change in net unrealized appreciation on investments during the period.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guggenheim Strategy Funds Trust

By:          /s/ Donald C. Cacciapaglia

Name:     Donald C. Cacciapaglia

Title:       Chief Executive Officer

Date:       February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Donald C. Cacciapaglia

Name:     Donald C. Cacciapaglia

Title:       Chief Executive Officer

Date:       February 27, 2015

By:          /s/ John L. Sullivan

Name:     John L. Sullivan

Title:       Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:       February 27, 2015